Commitments and Contingencies - Summary of SOC Projects (Parenthetical) (Detail) - SOC Projects [member] ₩ in Millions	Dec. 31, 2023 KRW (₩)
Funding Obligation [Member] | UIT Trans LRT And Co Ltd [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	₩ 153,260
Funding Obligation [Member] | Pocheon Hwado Highway Corp [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	344,449
Funding Obligation [Member] | POHANG E&E Co., LTD, Pureun Tongyeong Enviro Co., Ltd, Pure Gimpo.Co.,Ltd, and Clean Iksan Co.,Ltd [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	183,756
Other Shares [Member] | UIT Trans LRT And Co Ltd [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	385,000
Other Shares [Member] | Pocheon Hwado Highway Corp [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	623,079
Other Shares [Member] | POHANG E&E Co., LTD, Pureun Tongyeong Enviro Co., Ltd, Pure Gimpo.Co.,Ltd, and Clean Iksan Co.,Ltd [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	₩ 354,092